Commitments and Contingencies - Schedule of Fair Value of the Representative's Shares (Q2) (Details) - $ / shares	6 Months Ended	8 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2021	Dec. 31, 2022	Dec. 22, 2021
Input
Risk-free interest rate	5.43%	1.37%	4.74%
Expected term (years)	9 months 18 days	6 years 3 months	10 months 24 days
Expected volatility	4.60%	10.80%	7.70%
Stock price	$ 18		$ 18
Fair value of Representative's Shares			$ 11.5	$ 10.1
Monte Carlo simulation [Member]
Input
Risk-free interest rate	0.76%		0.76%
Expected term (years)			2 years 3 months 7 days
Expected volatility	11.40%		11.40%
Stock price	$ 10		$ 10
Fair value of Representative's Shares	$ 7.93		$ 7.93